Average Annual Total Returns{- Fidelity Advisor® New Insights Fund} - 12.31 Fidelity Advisor New Insights Fund AMCIZ PRO-12 - Fidelity Advisor® New Insights Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	16.53%	14.37%	12.75%	14.36%	12.29%	11.07%	11.23%	11.08%	10.14%	19.01%	14.62%	12.74%	21.74%	14.86%	12.58%	23.96%	16.02%	13.71%	24.09%	16.17%	14.15%	[1]	Aug. 13, 2013	18.40%	15.22%	13.88%

[1]	(a)Since inception August 13, 2013.